Vanguard Consumer Discretionary Index Fund
Vanguard Consumer Staples Index Fund
Vanguard Energy Index Fund
Vanguard FTSE Social Index Fund
Vanguard Health Care Index Fund
Vanguard Industrials Index Fund
Vanguard Information Technology Index Fund
Vanguard Materials Index Fund
Vanguard Telecommunication Services Index Fund
Vanguard Russell 2000 Index Fund
Vanguard Russell 2000 Growth Index Fund
Vanguard Russell 2000 Value Index Fund
Vanguard S&P Mid-Cap 400 Index Fund
Vanguard S&P Small-Cap 600 Growth Index Fund
Vanguard S&P Small-Cap 600 Value Index Fund

Supplement to the Prospectus
Each Fund’s dividend distribution frequency has changed from annual to quarterly.
The first quarterly dividend payment will be made in September 2015 and will include income earned from the first through third quarters. The fourth quarter payment will be made in December 2015.

Prospectus Text Changes
In the Dividends, Capital Gains, and Taxes section, under “Fund Distributions,”
the text is revised to indicate that income dividends are generally distributed quarterly in March, June, September, and December; and that capital gains distributions, if any, generally occur annually in December.

© 2015 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS DIVA 032015